Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 51,723,107	$ 56,903,038
Receivables, net of allowance for bad debts of $0.9 million (2018: $0.5 million)	30,083,358	27,460,132
Prepaid expenses and other assets.	1,940,030	2,077,483
Advances and deposits	4,114,065	2,132,804
Inventories	10,158,735	12,812,039
Vessel held for sale		8,083,405
Total current assets	98,019,295	109,468,901
Non-current assets
Vessels and vessel equipment, net of accumulated depreciation of $146.2 million (2018: $135.2 million)	660,823,330	721,492,473
Deferred drydock expenditures, net of accumulated amortization of $10.3 million (2018: $11.5 million)	7,668,711	7,127,364
Ballast water treatment systems, installation in progress	384,408	528,774
Other non-current assets, net of accumulated depreciation of $1.4 million (2018: $1.0 million)	917,222	1,093,131
Amount receivable in respect of finance leases	2,880,000	2,880,000
Operating lease, right of use asset	1,745,464	2,169,158
Total non-current assets	674,419,135	735,290,900
TOTAL ASSETS	772,438,430	844,759,801
Current liabilities
Accounts payable	4,789,935	8,595,092
Accrued expenses and other liabilities	16,278,084	16,048,916
Accrued interest on debt and finance leases	880,183	1,732,859
Current portion of long-term debt	20,216,171	22,834,543
Current portion of finance lease obligations	17,975,322	25,849,200
Current portion of operating lease obligations	289,231	477,147
Total current liabilities	60,428,926	75,537,757
Non-current liabilities
Non-current portion of long-term debt	187,066,842	205,519,705
Non-current portion of finance lease obligations	197,704,372	215,626,898
Non-current portion of operating lease obligations	1,182,522	1,491,507
Total non-current liabilities	385,953,736	422,638,110
Stockholders' equity
Common stock ($0.01 par value, 225,000,000 shares authorized, 35,019,232 issued and 33,097,831 outstanding as at December 31, 2019 and 35,019,232 issued and 33,097,831 outstanding as at December 31, 2018)	350,192	350,192
Additional paid in capital	416,841,494	414,508,403
Treasury stock (1,921,401 shares as at December 31, 2019 and 1,921,401 shares as at December 31, 2018)	(15,348,909)	(15,348,909)
Accumulated deficit	(75,787,009)	(52,925,752)
Total stockholders' equity	326,055,768	346,583,934
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 772,438,430	$ 844,759,801